S-K 1603, SPAC Sponsor; Conflicts of Interest	Dec. 08, 2025
SPAC Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	None of our officers and directors is required to commit their full time to our affairs and, accordingly, they may have conflicts of interest in allocating their time among various business activities.
Sponsor, Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]

•        In the course of their other business activities, our Sponsor, officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are affiliated. However, our officers and directors have agreed to present to us all suitable target business opportunities, subject to any fiduciary or contractual obligations.

Holders of Founder Shares [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Each of the holders of the founder shares and private placement units has agreed that his, her or its founder shares and private placement shares, as applicable, will be subject to transfer restrictions and that he, she or it will not sell or transfer such shares until the applicable forfeiture provisions no longer apply. Holders of founder shares and private placement shares have agreed to waive their redemption rights with respect to their founder shares and private placement shares, as applicable, (i) in connection with the consummation of a business combination, (ii) in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the completion window (excluding any exercise of the underwriters’ over-allotment option) and (iii) if we fail to consummate a business combination within the completion window or if we liquidate prior to the expiration of the completion window. Our Sponsor, officers and directors have also agreed to waive their redemption rights with respect to public shares in connection with the consummation of a business combination and in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the completion window. However, our Sponsor, officers and directors will be entitled to redemption rights with respect to any public shares held by them if we fail to consummate a business combination or liquidate within the completion window. To the extent our holders of founder shares or private placement shares transfer any of these securities to certain permitted transferees, such permitted transferees will agree, as a condition to such transfer, to waive these same redemption rights. If we do not complete our initial business combination within the completion window, the portion of the proceeds of the sale of the private placement units placed into the trust account will be used to fund the redemption of our public shares. There will be no redemption rights or liquidating distributions with respect to our founder shares, private placement shares or private placement warrants, which may become worthless if we do not consummate an initial business combination within the completion window

(excluding any exercise of the underwriter’s over-allotment option). Except as described under “Principal Shareholders — Transfers of Founder Shares and Placement Units”, the founder shares, private placement units and their underlying securities will not be transferable, assignable or salable.

Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
Independent Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Members of our management team and our independent directors may directly or indirectly own founder shares, private placement shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.